CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2022
CASH AND CASH EQUIVALENTS	5. CASH AND CASH EQUIVALENTS
	September 30, 2022	December 31, 2021
Cash held in banks	$11,440,161	$22,729,212
Guaranteed investment certificates	284,174	346,501
	$11,724,335	$23,075,713